MARKETABLE SECURITIES (Summary of Investments With Continuous Unrealized Losses and Related Fair Values) (Details) $ in Thousands	Dec. 31, 2017 USD ($) Investments	Dec. 31, 2016 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	$ 69,384	$ 33,562
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(501)	(218)
Investments with continuous unrealized losses for 12 months or greater, Fair value	14,659	3,338
Investments with continuous unrealized losses for 12 months or greater, unrealized losses	(117)	(34)
Total investments with continuous unrealized losses, Fair value	84,043	36,900
Total investments with continuous unrealized losses, unrealized losses	$ (618)	(252)
Number of investments with continuous unrealized loss for more than 12 months | Investments	14
Interest receivable	$ 833	866
Foreign banks and government debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	40,104	20,118
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(275)	(139)
Investments with continuous unrealized losses for 12 months or greater, Fair value	6,486	2,325
Investments with continuous unrealized losses for 12 months or greater, unrealized losses	(48)	(28)
Total investments with continuous unrealized losses, Fair value	46,590	22,443
Total investments with continuous unrealized losses, unrealized losses	(323)	(167)
Corporate debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	29,280	13,444
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(226)	(79)
Investments with continuous unrealized losses for 12 months or greater, Fair value	8,173	1,013
Investments with continuous unrealized losses for 12 months or greater, unrealized losses	(69)	(6)
Total investments with continuous unrealized losses, Fair value	37,453	14,457
Total investments with continuous unrealized losses, unrealized losses	$ (295)	$ (85)